OTHER INCOME AND EXPENSE (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [2]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of Other income and expense [Line Items]
Income from non-financial sector entities	[1]	$ 757,023		$ 929,294	$ 838,578
Foreign exchange gains (losses), net		424,483		517,902	457,904
Share of profit of equity accounted investees, net of tax		171,964		140,765	230,398
Net gain on sale of debt and equity securities		51,712		210,373	79,233
Dividends		50,439		28,027	33,611
Gain on the sale of non-current assets held for sale		13,568		28,392	26,211
Other income		439,579		750,648	723,361
Total		1,908,768	$ 639.7	2,605,401	2,389,296
Personnel expenses		3,671,117		3,531,087	3,111,306
Taxes and fees		731,316		633,260	557,046
Depreciation and amortization		521,408		471,608	488,212
Consultancy, audit and other fees		460,978		355,590	282,181
Affiliation contributions and transfers		429,825		428,581	349,961
Wealth tax	[3]	101,988		267,627	303,193
Leases (Rent)		431,507		440,777	396,922
Maintenance and repairs		392,271		317,170	209,804
Insurance		351,745		316,852	282,452
Markenting		314,657		344,423	299,281
Warehouse services		277,849		288,491	276,343
Transportation services		166,429		160,002	150,866
Cleaning and security services		131,451		138,693	135,299
Outsourcing services expenses		128,656		184,330	131,236
Supplies and stationary		82,113		23,722	44,514
Electronic data processing		73,872		81,682	66,813
Adaptation and installation		62,809		67,938	57,566
Travel expenses		48,193		54,275	49,876
Other		450,652		413,665	416,244
Total		$ 8,828,836	$ 2,958.7	$ 8,519,773	$ 7,609,115

[1]	Income from the non-financial sector, net results from revenues amounting to Ps 5,792,850, Ps 6,654,622 and Ps 5,198,754 less costs and expenses of Ps 5,035,827, Ps 5,725,328 and Ps 4,360,176 for the years ended 2017, 2016 and 2015, respectively.
[2]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[3]	Grupo Aval and its subsidiaries in Colombia are subject to wealth tax for the years 2015, 2016 and 2017 by Law 1739 of 2014, based on their fiscal net asset value as of January 1, 2015, 2016 and 2017, greater or equal to Ps. 1,000, less the exclusions expressly provided for in the tax regulation, including the net asset value of the shares held in national companies. The wealth tax is calculated at progressive rates depending on the amount of liquid equity, and rates range between 0.20% and 1.15% in 2015, 0.15% and 1% in 2016, and 0.05% and 0.40% in 2017.